Trade and Notes Payables	6 Months Ended
Jun. 30, 2021
Trade And Other Payables [Abstract]
Trade and Notes Payables

12. TRADE AND NOTES PAYABLES

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Trade payables	4,911	11,001
Notes payables	327	—
	5,238	11,001

The trade payables are non-interest-bearing and are normally settled on a 60-day term.

As at December 31, 2020 and June 30, 2021, included in the Group’s trade payables are amounts due to the Group’s related parties of US$2,103,000 and US$6,148,000, respectively (note 19).